Property and Equipment,Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expenses	¥ 64,756	$ 10,162	¥ 39,700	¥ 22,675
Impairment of leasehold improvements	¥ 91,016